Employee Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution to defined benefit plan fund	$ 0
Percentage of sensitizations post-employment benefits to variations	100.00%
Discount rate assumes a decrease	$ 905,602	$ 923,224
Discount rate assumes a increase	1,034,800	$ 1,076,294
Defined benefit plans will increase	$ 2,047,818
Weighted average term	6 years 11 months 5 days
Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans, vesting minimum service requirement period.	5 years
Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans, vesting minimum service requirement period.	15 years